Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Feb. 26, 2021
InfraCap MLP ETF | InfraCap MLP ETF
Prospectus [Line Items]
Trading Symbol	AMZA
InfraCap REIT Preferred ETF | InfraCap REIT Preferred ETF
Prospectus [Line Items]
Trading Symbol	PFFR
Virtus InfraCap U.S. Preferred Stock ETF | Virtus InfraCap U.S. Preferred
Prospectus [Line Items]
Trading Symbol	PFFA
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF
Prospectus [Line Items]
Trading Symbol	BBP
Virtus LifeSci Biotech Clinical Trials ETF | Virtus LifeSci Biotech Clinical Trials ETF
Prospectus [Line Items]
Trading Symbol	BBC
Virtus Newfleet Multi-Sector Bond ETF | Virtus Newfleet Multi-Sector Bond ETF
Prospectus [Line Items]
Trading Symbol	NFLT
Virtus Private Credit Strategy ETF | Virtus Private Credit Strategy ETF
Prospectus [Line Items]
Trading Symbol	VPC
Virtus Real Asset Income ETF | Virtus Real Asset Income ETF
Prospectus [Line Items]
Trading Symbol	VRAI
Virtus WMC International Dividend ETF | Virtus WMC International Dividend ETF
Prospectus [Line Items]
Trading Symbol	VWID
Virtus WMC Risk-Managed Alternative Equity ETF | Virtus WMC Risk-Managed Alternative Equity ETF
Prospectus [Line Items]
Trading Symbol	VWRM